COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2026
COMMITMENTS
Schedule of operating lease commitments

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Within 1 year	143,438	200,743	29,586
1 – 2 years	143,438	129,024	19,016
2 – 3 years	—	57,305	8,446
3 – 4 years	—	57,305	8,446
4 – 5 years	—	38,203	5,630
Total	286,876	482,580	71,124